Related party transactions and balances (Tables)	12 Months Ended
Apr. 30, 2025
Related Party Transactions [Abstract]
Schedule of major related parties and their relationships with the company

The table below sets forth the major related parties and their relationships with the Company as of April 30, 2024 and 2025:

Name of related parties	Relationship with the Company
Tonghuai SG Enterprise Pte. Ltd.	Major shareholder
Singlight Technology Holdings Pte. Ltd.	Shareholder of the Company